Lease Prepayments - Summary of Movement of Lease Prepayments (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure Of Lease Prepayments [abstract]
Beginning of the year	¥ 9,313
Addition	282
Amortization	(305)
End of the year	¥ 9,290